Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
The table below is a list of the Company’s subsidiaries and associate:

The table below is a list of the Company’s subsidiaries and associate:

				Direct and indirect interest
Name	Principal activities	Location	Investment type	December 31, 2021	December 31, 2020
Afya Participações S.A. (“Afya Brazil”)	Holding	Nova Lima - MG	Subsidiary	100%	100%
Instituto Tocantinense Presidente Antônio Carlos Porto S.A. – (“ITPAC Porto”)	Undergraduate degree programs	Porto Nacional - TO	Subsidiary	100%	100%
Instituto Tocantinense Presidente Antônio Carlos S.A. – (“ITPAC Araguaina”)	Undergraduate degree programs	Araguaína - TO	Subsidiary	100%	100%
União Educacional do Vale do Aço S.A. – (“UNIVAÇO”)	Medicine undergraduate degree program	Ipatinga - MG	Subsidiary	100%	100%
IPTAN - Instituto de Ensino Superior Presidente Tancredo de Almeida Neves S.A. (“IPTAN”)	Undergraduate degree programs	São João Del Rei - MG	Subsidiary	100%	100%
Instituto de Educação Superior do Vale do Parnaíba S.A. (“IESVAP”)	Undergraduate degree programs	Parnaíba - PI	Subsidiary	80%	80%
Centro de Ciências em Saúde de Itajubá S.A. (“CCSI”)	Medicine undergraduate degree program	Itajubá - MG	Subsidiary	60%	60%
Instituto de Ensino Superior do Piauí S.A. (”IESP”)	Undergraduate and graduate degree programs	Teresina - PI	Subsidiary	100%	100%
Centro Integrado de Saúde de Teresina (“CIS”)	Outpatient care	Teresina - PI	Subsidiary	100%	100%
FADEP - Faculdade Educacional de Pato Branco Ltda. (“FADEP”)	Undergraduate degree programs	Pato Branco - PR	Subsidiary	100%	100%
Medcel Editora e Eventos S.A. (“Medcel”)	Medical education content	São Paulo - SP	Subsidiary	100%	100%
Instituto Educacional Santo Agostinho S.A. (“FASA”)	Undergraduate degree programs	Montes Claros - MG	Subsidiary	100%	100%
ESMC Educação Superior Ltda. (“ESMC”)	Undergraduate degree programs	Montes Claros - MG	Subsidiary	100%	100%
Instituto de Pesquisa e Ensino Médico do Estado de Minas Gerais Ltda. (“IPEMED”)	Graduate	Belo Horizonte - MG	Subsidiary	100%	100%
Instituto Paraense de Educação e Cultura Ltda (“IPEC”)	Medicine degree programs	Marabá - PA	Subsidiary	100%	100%
Sociedade Universitária Redentor S.A. (“UniRedentor”)	Undergraduate and graduate degree programs	Itaperuna - RJ	Subsidiary	100%	100%
Centro Universitário São Lucas Ltda. (“UniSL”)	Undergraduate degree programs	Porto Velho - RO	Subsidiary	100%	100%
Peb Med Instituição de Pesquisa Médica e Serviços Ltda (“PebMed”)	Content and clinical tools and online platform	Rio de Janeiro - RJ	Subsidiary	100%	100%
Faculdade de Ensino Superior da Amazônia Reunida – (“FESAR”)	Undergraduate degree programs	Redenção – PA	Subsidiary	100%	100%
Centro Superior de Ciências da Saúde S/S Ltda. (“FCMPB”)	Medicine degree programs	João Pessoa – PB	Subsidiary	100%	100%
MedPhone Tecnologia em Saúde Ltda. (“MedPhone”)	Content and clinical tools and online platform	Recife – PE	Subsidiary	100%	100%
iClinic Desenvolvimento de Software Ltda (“iClinic”)*	Electronic Medical Record, Clinical Management System	Ribeirão Preto - SP	Subsidiary	100%	100%
Medicinae Solutions S.A. (“Medicinae”)*	Healthcare payments and financial services	Rio de Janeiro – RJ	Subsidiary	100%	100%
Medical Harbour Aparelhos Médico Hospitalares e Serviços em Tecnologia Ltda. (“Medical Harbour”) *	Educational health and medical imaging	Florianópolis – SC	Subsidiary	100%	100%
Cliquefarma Drogarias Online Ltda.(“Cliquefarma”)*	Online platform	São Paulo – SP	Subsidiary	100%	100%
Shosp Tecnologia da Informação Ltda. (“Shosp”)*	Electronic Medical Record, Clinical Management System	Rio de Janeiro – RJ	Subsidiary	100%	100%
Sociedade Padrão de Educação Superior Ltda. (“UnifipMoc”) *	Undergraduate degree programs	Montes Claros - MG	Subsidiary	100%	100%
Companhia Nilza Cordeiro Herdy de Educação e Cultura. (“Unigranrio”) *	Undergraduate and graduate degree programs	Duque de Caxias - RJ	Subsidiary	100%	100%
Policlínica e Centro de Estética Duque de Caxias Ltda. (“Policlínica”) *	Medical Care	Duque de Caxias - RJ	Subsidiary	100%	100%
Sociedade Educacional de Palhoça S/A Ltda. (“SOCIESP”) *	Basic Education	Palhoça - SC	Subsidiary	100%	100%
Instituto de Ensino Superior de Palhoça S/S Ltda. (“IESP PALHOÇA”) *	Undergraduate degree programs	Palhoça - SC	Subsidiary	100%	100%
RX PRO Soluções de Tecnologia Ltda. (“RX PRO”)	Marketing for pharmaceutical industry	São Paulo – SP	Subsidiary	100%	100%
RX PRO LOG Transporte e Logística Ltda. (“RX PRO LOG”)	Marketing for pharmaceutical industry	São Paulo – SP	Subsidiary	100%	100%
União Educacional do Planalto Central S.A. (“UEPC”)	Undergraduate degree programs	Brasília - DF	Associate	30%	30%

* See Note 5 for further details of the business combinations during 2021.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Building	25 years
Machinery and equipment	10 years
Vehicles	4 years
Furniture and fixtures	10 years
IT equipment	5 years
Library books	10 years
Laboratories and clinics	10 years
Leasehold improvements	20 years